Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000144520 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144520 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144520 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144520 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000144520 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000144520 | California
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000144520 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000144520 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144520 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144520 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000144520 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000144520 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144520 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000144520 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144520 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144520 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000144520 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000144520 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000144520 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144520 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000193185 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000193185 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193185 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000193185 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193185 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193185 | California
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193185 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193185 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193185 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000193185 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000193185 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000193185 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193185 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000193185 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193185 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193185 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000193185 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193185 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193185 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193185 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	23.20%